Debt (Schedule of Maturities of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, by Maturity [Abstract]
2014	$ 127.6
2015	163.3
2016	116.0
2017	532.1
2018	228.0
2019	36.2
2020 – 2024	104.6
2025 – 2029	56.8
2030 – 2034	22.3
2035 – 2036	6.4
Total debt	$ 1,393.3	$ 1,325.0